Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Cash flows from operating activities - Other (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Cash flow from operating activities - Other	[1]	$ 546	$ 1,433	$ 684	$ 1,979	$ 1,254

[1]	. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.